FTI FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                 March 30, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

        RE:  FTI Municipal Bond Fund
             FTI Bond Fund

             FTI Large Capitalization Growth Fund
             FTI Large Capitalization Growth and Income Fund
             FTI Small Capitalization Equity Fund
             FTI International Equity Fund

             (Portfolios of FTI Funds)

             1933 Act File No. 33-63621

             1940 ACT FILE NO. 811-7369

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated March 31, 1999, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed as Post-effective Amendment No. 6 on March 30, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-1484.

                                                   Very truly yours,

                                                   /s/ Timothy S. Johnson
                                                   Timothy S. Johnson
                                                   Secretary